Cover	6 Months Ended
Dec. 31, 2025
Cover [Abstract]
Document Type	6-K
Amendment Flag	false
Document Period End Date	Dec. 31, 2025
Document Fiscal Period Focus	Q2
Document Fiscal Year Focus	2026
Current Fiscal Year End Date	--06-30
Entity File Number	001-42527
Entity Registrant Name	Basel Medical Group Ltd
Entity Central Index Key	0002004489
Entity Address, Address Line One	6 Napier Road
Entity Address, Address Line Two	Unit #02-10/11 Gleneagles Medical Centre
Entity Address, City or Town	Singapore
Entity Address, Country	SG
Entity Address, Postal Zip Code	258499